Right-of-use Assets and Lease Liabilities (Details) - CAD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Right-of-use Assets And Lease Liabilities
Opening balance	$ 170,731	$ 292,679
Modification by extending the lease term	508,799
Less: lease payments	(144,253)	(143,428)
Interest expense	13,330	21,480	$ 32,305
Total lease liabilities	548,607	170,731	$ 292,679
Less: current portion of lease liabilities	(82,677)	(134,950)
Long-term portion of lease liabilities	$ 465,930	$ 35,781